Supplemental Cash Flow Information - Schedule of cash flow supplemental disclosures (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Supplemental Cash Flow Elements [Abstract]
Recognition of ROU assets and lease liabilities	$ 286	$ 432
Reclassification of warrant liability from equity	201,836	0
Interest paid	462	913
Income taxes paid	$ 752	$ 415